Parent-Only Financial Statements (Tables) - Parent [Member]	12 Months Ended
Dec. 31, 2024
Parent-Only Financial Statements (Tables) [Line Items]
Schedule of Condensed Balance Sheets

The following represents condensed financial information of the parent company:

	As of December 31,
	2023	2024
	RMB	RMB	US$
ASSETS/(LIABILITIES)
Cash and cash equivalents	1,205,993	2,227,649	309,895
Prepayments	13,776	891	124
Due from intercompany	456,041,568	814,547,651	113,314,180
Investment in subsidiaries	(471,994,335)	(585,987,070)	(81,518,429)
TOTAL ASSETS (LIABILITIES)	(14,732,998)	230,789,121	32,105,770
SHAREHOLDERS’ EQUITY (DEFICIT)
Shareholders’ equity (deficit):
Class A ordinary shares ($0.002 par value; 12,141,093 and 14,141,093 shares authorized as of December 31, 2023 and 2024, respectively; 4,192,730 and 13,273,596 shares issued as of December 31, 2023 and 2024, respectively; 3,724,236 and 12,815,143 shares outstanding as of December 31, 2023 and 2024, respectively)*	50,106	176,842	24,601
Class B ordinary shares ($0.002 par value; 2,858,909 shares authorized; 2,858,909 shares issued and outstanding as of December 31, 2023 and 2024)*	36,894	36,894	5,132
Additional paid-in capital	428,310,028	780,499,664	108,577,662
Accumulated deficit	(452,031,693)	(565,218,741)	(78,629,283)
Statutory reserves	6,647,109	6,647,109	924,699
Accumulated other comprehensive income	2,254,558	8,647,353	1,202,959
TOTAL NANO LABS LTD SHAREHOLDERS’ EQUITY (DEFICIT)	(14,732,998)	230,789,121	32,105,770

*	After giving effect of the reverse stock splits, see Note 12.

Schedule of Condensed Statements of Operations and Comprehensive Income (Loss)
	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Net revenues	—	—	—	—
Operating expenses:
Selling and marketing expenses	—	—	—	—
General and administrative expenses	5,822,906	471,664	683,178	95,039
Total operating expenses	5,822,906	471,664	683,178	95,039
Loss from operations	(5,822,906)	(471,664)	(683,178)	(95,039)
Finance income (expense)	66,144	110,971	(13,140)	(1,828)
Investment income	53,809	—	—	—
Income (loss) from investment in subsidiaries	36,821,839	(252,463,079)	(112,490,730)	(15,648,925)
Net income (loss) attributable to Nano Labs Ltd	31,118,886	(252,823,772)	(113,187,048)	(15,745,792)
Comprehensive income (loss):
Net income (loss)	31,118,886	(252,823,772)	(113,187,048)	(15,745,792)
Other comprehensive income (loss)
Foreign currency translation adjustment	4,566,656	155,229	6,392,795	889,320
Total comprehensive income (loss) attributable to Nano Labs Ltd	35,685,542	(252,668,543)	(106,794,253)	(14,856,472)

Schedule of Condensed Statements of Cash Flows
	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	3,911,561	344,012	(281,829)	(39,206)
Net cash used in investing activities	(155,900,936)	(68,918,960)	(312,142,434)	(43,423,075)
Net cash provided by financing activities	144,043,186	72,802,734	315,620,394	43,906,905
Effect of exchange rate changes on cash and cash equivalents	7,883,387	(3,047,562)	(2,174,475)	(302,498)
Net increase (decrease) in cash and cash equivalents	(62,802)	1,180,224	1,021,656	142,126
Cash and cash equivalents at beginning of the year	88,571	25,769	1,205,993	167,769
Cash and cash equivalents at end of the year	25,769	1,205,993	2,227,649	309,895